Investment Objectives and Goals	Feb. 28, 2026
ALPS Global Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	ALPS Global Opportunity Fund (The “Fund”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to maximize total return.
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (The “Fund”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to maximize real returns, consistent with prudent investment management.
ALPS Balanced Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	ALPS Balanced Opportunity Fund (The “Fund”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
ALPS | Smith Total Return Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	ALPS | Smith Total Return Bond Fund (The “Fund”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to obtain maximum total return, consistent with preservation of capital.
ALPS | Smith Short Duration Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	ALPS | Smith Short Duration Bond Fund (The “Fund”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks as high a level of current income as is consistent with preservation of capital.
ALPS | Smith Credit Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	ALPS | Smith Credit Opportunities Fund (The “Fund”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to obtain maximum risk-adjusted return with a secondary focus on high current income.
ALPS Asset Allocation Growth & Income
Prospectus [Line Items]
Risk/Return [Heading]	ALPS Asset Allocation Growth & Income (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to achieve long-term growth and income.
Kotak India Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Kotak India Equity Fund (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to achieve long-term capital appreciation.
ALPS | CoreCommodity Natural Resources ETF
Prospectus [Line Items]
Risk/Return [Heading]	ALPS | CoreCommodity Natural Resources ETF (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to maximize real returns, consistent with prudent investment management.